Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Assets [abstract]
VAT receivables	$ 1,679	$ 1,543
Prepaid expenses and other prepayments	10,985	8,304
Tax and social receivables	244	873
Deferred expenses and other current assets	2,425	2,993
Total other current assets	$ 15,333	$ 13,713